REPURCHASE AGREEMENTS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2014
REPURCHASE AGREEMENTS AND OTHER BORROWINGS
REPURCHASE AGREEMENTS AND OTHER BORROWINGS

NOTE 9 - REPURCHASE AGREEMENTS AND OTHER BORROWINGS

Securities sold under agreements to repurchase are secured by U.S. Government securities with a carrying amount of $12,457,285 and $12,867,341 at year-end 2014 and 2013.

Repurchase agreements range in maturities from 1 day to 65 months.  The securities underlying the agreements are maintained in a third-party custodian’s account under a written custodial agreement.  Information concerning repurchase agreements for 2014, 2013 and 2012 is summarized as follows:

	2014	2013	2012

Average daily balance during the year	$12,269,626	$9,645,729	$3,847,580
Average interest rate during the year	0.76%	0.68%	0.27%
Maximum month-end balance during the year	$13,787,684	$13,197,530	$5,033,965
Weighted average interest rate at year end	0.75%	0.73%	0.22%

At December 31, 2013 the Company had a $5 million revolving promissory note which matured July 27, 2014.  The Company renewed this note with similar terms as the original note with a maturity date of July 26, 2015.  The Company has no outstanding balances related to this promissory note at December 31, 2014.